Construction Services Contracts (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Construction Services Contracts [Abstract]
Beginning balance	₩ 4,176,595		₩ 7,236,888		₩ 12,308,839
Increase and decrease
New orders and other	(1,207,097)		(438,142)		(718,118)
Changes in scope of construction work	20,513		286,251		1,763,212
Increase (decrease) in Construction contracts	1,186,584	[1]	151,891	[2]	(1,045,094)	[3]
Recognized as revenue	(1,742,391)		(3,212,184)		(4,026,857)
Ending balance	₩ 3,620,788		₩ 4,176,595		₩ 7,236,888

[1]	For the year ended December 31, 2018, the increased balance of contracts from new orders and foreign exchange impact is KRW1,207,097 million and the decreased balance of contracts due to changes in scope of construction work is KRW20,513 million.
[2]	For the year ended December 31, 2017, the increased balance of contracts from new orders and other is KRW438,142 million and the decreased balance of contracts due to changes in scope of construction work is KRW286,251 million.
[3]	For the year ended December 31, 2016, the increased balance of contracts from new orders and other is KRW718,118 million and the decreased balance of contracts due to changes in scope of construction work is KRW1,763,212 million.